DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2014
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

13.DEFERRED GOVERNMENT GRANT

Deferred government grant consisted of the following:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Beginning	3,360	24,360	3,926
Received	21,000	13,000	2,095
Recognized as income during the year	—	—	—

Ending	24,360	37,360	6,021

Recognize in one year	24,360	37,360	6,021

During the year ended December 31, 2013 and 2014, the Company received RMB21,000,000 and RMB13,000,000 (US$2,095,000) of government grants, respectively, from the relevant PRC government authorities. The government grant received is required to be used in research and development projects and refundable until the intended projects are passed for government inspection. The grant was recorded as deferred government grant as the projects have not passed government inspection yet as of December 31, 2014.